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                                 March 14, 2002



VIA EDGAR LINK
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


         Re:      The Prudential Variable Contract Account GI-2
                  (File No. 333-01031)
                  ----------------------------------------------------


Dear Commissioners:

          On behalf of Prudential Insurance Company of America and The Prudential Variable Contract Account GI-2 (the "Account"), we hereby submit pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2001 which is identical to the report for the underlying Funds, has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

          In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: The Prudential Series Fund, Inc. (Class I Shares): Conservative Balanced, Diversified Bond, Equity, Flexible Managed, Global, Government Income, High Yield Bond, Money Market, Natural Resources, Prudential Jennison, Small Capitalization Stock, Stock Index, Value, Zero Coupon Bond 2005 Portfolios; Alliance Variable Products Series Fund, Inc. (Class A Shares): Premier Growth, Real Estate Investment Portfolios; American Century Variable Portfolios, Inc.:
VP Balanced, VP International, VP Value Portfolios; Dreyfus Variable Investment Funds - Initial Shares: Disciplined Stock, Small Cap Portfolios; Franklin Templeton Variable Insurance Products Trust (Class 2 Shares): Templeton Developing Markets Securities, Templeton International Securities Funds; Janus Aspen Series (Institutional Shares): Aggressive Growth, Balanced, Flexible Income, Growth, International Growth, Worldwide Growth Portfolios; J.P. Morgan Series Trust II: J.P. Morgan Bond, J.P. Morgan U.S. Disciplined Equity, J.P. Morgan International Opportunities, J.P. Morgan Small Company Portfolios; Lazard Retirement Series, Inc.: Small Cap Portfolio; MFS Variable Insurance Trust (Initial Class Shares): MFS Bond, MFS Emerging Growth, MFS Global Government, MFS Research Series; Neuberger Berman Advisers Management Trust: AMT Limited Maturity Bond, AMT Partners Portfolios; Scudder Variable Series II: Scudder Government Securities, Scudder High Yield Portfolios; T. Rowe Price Equity Series Inc.: Equity Income, Mid-Cap Growth, New America Growth Portfolios.


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
Filer/Entity:          Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio
Registration No.:      811-05398
CIK No.:               0000825316
Accession No.:         0000936772-02-000137
Date of Filing:        03/06/02

Filer/Entity:          Alliance Variable Products Series Fund, Inc. - Real Estate Investment
                       Portfolio
Registration No.:      811-05398
CIK No.:               0000825316
Accession No.:         0000936772-02-000144
Date of Filing:        03/07/02

Filer/Entity:          American Century Variable Portfolios, Inc.
Registration No.:      811-05188
CIK No.:               0000814680
Accession No.:         0000814680-02-000008
Date of Filing:        03/01/02

Filer/Entity:          Dreyfus Variable Investment Funds
Registration No.:      811-05125
CIK No.:               0000813383
Accession No.:         0000813383-02-000004
Date of Filing:        03/07/02

Filer/Entity:          Franklin Templeton Variable Insurance Products Trust
Registration No.:      811-05583
CIK No.:               0000837274
Accession No.:         0000940180-02-000459
Date of Filing:        03/01/02

Filer/Entity:          Janus Aspen Series - Institutional Shares
Registration No.:      811-07736
CIK No.:               0000906185
Accession No.:         0001012709-02-000319
Date of Filing:        02/20/02

Filer/Entity:          J.P. Morgan Series Trust II - Bond Portfolio
Registration No.:      811-08212
CIK No.:               0000916118
Accession No.:         0000912057-02-007886
Date of Filing:        02/27/02

Filer/Entity:          J.P. Morgan Series Trust II - U.S. Disciplined Equity Portfolio
Registration No.:      811-08212
CIK No.:               0000916118
Accession No.:         0000912057-02-007889
Date of Filing:        02/27/02

Filer/Entity:          J.P. Morgan Series Trust II - International Opportunities Portfolio

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
Registration No.:      811-08212
CIK No.:               0000916118
Accession No.:         0000912057-02-007888
Date of Filing:        02/27/02

Filer/Entity:          J.P. Morgan Series Trust II - Small Company Portfolio
Registration No.:      811-08212
CIK No.:               0000916118
Accession No.:         0000912057-02-007862
Date of Filing:        02/27/02

Filer/Entity:          Lazard Retirement Series, Inc.
Registration No.:      811-08071
CIK No.:               0001033669
Accession No.:         0000930413-02-000750
Date of Filing:        03/05/02

Filer/Entity:          MFS Variable Insurance Trust - Bond Series
Registration No.:      811-08326
CIK No.:               0000918571
Accession No.:         0000950156-02-000071
Date of Filing:        02/15/02

Filer/Entity:          MFS Variable Insurance Trust - Emerging Growth Series
Registration No.:      811-08326
CIK No.:               0000918571
Accession No.:         0000950156-02-000059
Date of Filing:        02/15/02

Filer/Entity:          MFS Variable Insurance Trust - Global Governments Series
Registration No.:      811-08326
CIK No.:               0000918571
Accession No.:         0000950156-02-000069
Date of Filing:        02/15/02

Filer/Entity:          MFS Variable Insurance Trust - Research Series
Registration No.:      811-08326
CIK No.:               0000918571
Accession No.:         0000950156-02-000060
Date of Filing:        02/15/02

Filer/Entity:          Neuberger Berman Advisers Management Trust - Limited Maturity
                       Bond Portfolio
Registration No.:      811-04255
CIK No.:               0000736913
Accession No.:         0000950136-02-000535
Date of Filing:        02/26/02

Filer/Entity:          Neuberger Berman Advisers Management Trust - Partners Portfolio
Registration No.:      811-04255
CIK No.:               0000736913

Accession No.:         0000950136-02-000533
Date of Filing:        02/26/02

Filer/Entity:          Scudder Variable Series II
Registration No.:      811-05002
CIK No.:               0000810573
Accession No.:         0000088053-02-000224
Date of Filing:        02/22/02

Filer/Entity:          T. Rowe Price Equity Series Inc. - Equity Income Portfolio
Registration No.:      811-07143
CIK No.:               0000918294
Accession No.:         0000918294-02-000002
Date of Filing:        02/20/02

Filer/Entity:          T. Rowe Price Equity Series Inc. - Mid-Cap Growth Portfolio
Registration No.:      811-07143
CIK No.:               0000918294
Accession No.:         0000918294-02-000009
Date of Filing:        02/28/02

Filer/Entity:          T. Rowe Price Equity Series Inc. - New America Growth Portfolio
Registration No.:      811-07143
CIK No.:               0000918294
Accession No.:         0000918294-02-000003
Date of Filing:        02/22/02

Filer/Entity           The Prudential Series Fund, Inc.
Registration No.:      811-03623
CIK No.                0000711175
Accession No.:         0000950109-02-001115
Date of Filing:        03/04/02


If you have any questions regarding this filing, please contact me at (973) 802-9750.



                                   Sincerely,


                                   /s/ DIANE BRAND
                                   Diane Brand
                                   Vice President, Corporate Counsel